Liabilities under insurance contracts - Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	€ 17,829	€ 17,799	€ 16,426
Net liabilities or assets for remaining coverage
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	17,377	17,333	15,919
Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	17,292	17,262	15,841
Net liabilities or assets for remaining coverage excluding loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	85	71	78
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	452	466	507
Estimates of present value of future cash flows | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	16,614	16,627	15,206
Risk adjustment for non-financial risk | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	199	211	154
Contractual service margin | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	€ 479	€ 424	€ 481